Common Stock Reserved for Issuance (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Common Stock Reserved
As of December 31, 2017, common stock reserved, on an as-if converted basis for issuance are as follows:

Shares
Reserved for future issuance under equity award plans	3,732,143
Common stock options outstanding	9,313,633
Restricted stock units outstanding	4,216,001
Common stock warrants outstanding	83,237
Total common stock reserved for issuance	17,345,014